Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended					6 Months Ended
	Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Disclosure of operating segments [line items]
Net interest income	$ 4,193		$ 4,274		$ 3,950	$ 8,467		$ 7,886
Non-interest income	3,610		3,330		3,108	6,940		6,260
Total revenue	7,803	[1]	7,604	[1]	7,058	15,407	[1]	14,146
Provision for credit losses	873		688		534	1,561		1,078
Non-interest expenses	4,046	[1]	4,171	[1]	3,726	8,217	[1]	7,224
Provision for income taxes	625	[1]	498	[1]	621	1,123	[1]	1,330
Net income	2,259	[1]	2,247	[1]	2,177	4,506	[1]	4,514
Net income attributable to non-controlling interests in subsidiaries	70	[1]	111	[1]	70	181	[1]	128
Net income attributable to equity holders of the Bank	2,189	[1]	2,136	[1]	2,107	4,325	[1]	4,386
Average assets	1,039,000		1,033,000		941,000	1,036,000		938,000
Average liabilities	970,000		964,000		879,000	967,000		876,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	1,990		2,036		1,906	4,026		3,845
Non-interest income	1,390		1,379		1,325	2,769		2,689
Total revenue	3,380		3,415		3,231	6,795		6,534
Provision for credit losses	252		233		205	485		415
Non-interest expenses	1,711		1,730		1,641	3,441		3,246
Provision for income taxes	369		379		368	748		754
Net income	1,048		1,073		1,017	2,121		2,119
Net income attributable to equity holders of the Bank	1,048		1,073		1,017	2,121		2,119
Average assets	358,000		356,000		339,000	357,000		337,000
Average liabilities	281,000		274,000		249,000	278,000		249,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,121		2,080		1,758	4,201		3,465
Non-interest income	1,235		1,251		984	2,486		1,981
Total revenue	3,356		3,331		2,742	6,687		5,446
Provision for credit losses	628		470		340	1,098		684
Non-interest expenses	1,710		1,742		1,438	3,452		2,880
Provision for income taxes	249		226		219	475		412
Net income	769		893		745	1,662		1,470
Net income attributable to non-controlling interests in subsidiaries	69		111		70	180		128
Net income attributable to equity holders of the Bank	700		782		675	1,482		1,342
Average assets	203,000		197,000		160,000	200,000		157,000
Average liabilities	156,000		154,000		124,000	155,000		120,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	350		372		362	722		752
Non-interest income	801		703		793	1,504		1,593
Total revenue	1,151		1,075		1,155	2,226		2,345
Provision for credit losses	(6)		(16)		(11)	(22)		(20)
Non-interest expenses	594		645		565	1,239		1,137
Provision for income taxes	143		111		154	254		327
Net income	420		335		447	755		901
Net income attributable to equity holders of the Bank	420		335		447	755		901
Average assets	361,000		364,000		321,000	363,000		327,000
Average liabilities	295,000		297,000		269,000	296,000		272,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(268)		(214)		(76)	(482)		(176)
Non-interest income	184		(3)		6	181		(3)
Total revenue	(84)		(217)		(70)	(301)		(179)
Provision for credit losses	(1)		1					(1)
Non-interest expenses	31		54		82	85		(39)
Provision for income taxes	(136)		(218)		(120)	(354)		(163)
Net income	22		(54)		(32)	(32)		24
Net income attributable to non-controlling interests in subsidiaries	1					1
Net income attributable to equity holders of the Bank	21		(54)		(32)	(33)		24
Average assets	117,000		116,000		121,000	116,000		117,000
Average liabilities	$ 238,000		$ 239,000		$ 237,000	$ 238,000		$ 235,000

[1]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).